Advances From Federal Home Loan Bank (FHLB) And Other Borrowings Federal Home Loan Bank Advance Prepayments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Repayment and Penalties	$ 0	$ 789,306	$ 787,851
Repayments of Federal Home Loan Bank Borrowings	$ 0	$ 17,900,000	$ 15,000,000